BALANCE SHEET DETAILS - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventories:
Raw materials	$ 564	$ 840
Work in process	374	589
Finished goods	383	506
Total Inventory	$ 1,321	$ 1,935